Equity - Share Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 07, 2018	Aug. 03, 2018	Dec. 31, 2018
Equity [abstract]
Period of contract with brokers to purchase its ordinary shares		5 years
Maximum percentage of issued ordinary shared acquired by brokers		10.00%
Minimum share price		$ 0.01
Maximum price as percentage above average volume weighted average price		5.00%
Number of business days prior to purchase used to calculate average volume weighted average price		5 days
Authorised repurchase amount			$ 20,000
Number of shares acquired	2,894,049
Total consideration	$ 20,100		$ 20,100
Stamp duty	$ 100
Average price paid per share	$ 6.89
Purchased and cancelled			1,152,958
Ordinary shares purchased into treasury			1,741,091